OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Other receivables	$ 2,937,000	$ 1,219,000
Prepaid expenses	4,089,000	2,874,000
Accrued interest income	0	243,000
Other receivables, prepaid expenses and accrued income	7,026,000	4,336,000
Loss Contingency, Receivable	$ 2,000,000